Related Party Transactions and Balances (Details) - Schedule of Balances with Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Prepayments
Prepayments		$ 1,386,307	$ 1,027,989
Due from related parties
Due from related parties			226,178
Beijing Ougaini [Member]
Prepayments
Prepayments			115,989
Yang Weiguang [Member]
Due from related parties
Due from related parties	[1]		$ 226,178

[1]	As of December 31, 2022, the Company had a balance of $226,178 due from Mr. Yang Weiguang. The balance was comprised of the following: